Revenue from Contracts with Customers	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

4. Revenue from Contracts with Customers

The Company generates revenue from the sale of magnetic sensor integrated circuits (“ICs”), application-specific analog power semiconductors, wafer foundry products and from the sale of Sanken-related products. The following tables summarize net sales disaggregated by core end market and application, by product and by geography for the three- and nine-month periods ended December 25, 2020 and December 27, 2019. The categorization of net sales by core end market and application is determined using various characteristics of the product and the application into which the Company’s product will be incorporated. The categorization of net sales by geography is determined based on the location the products are being shipped to.

Net sales by core end market and application:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Core end market:
Automotive	$113,902	$99,074	$279,759	$289,681
Industrial	23,654	21,358	65,710	56,095
Other	26,893	15,070	70,630	53,399
Other applications:
Wafer foundry products	—	16,634	—	49,622
Distribution of Sanken products	—	7,666	—	26,688

Total net sales	$164,449	$159,802	$416,099	$475,485

Net sales by product:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Power integrated circuits (“PIC”)	$54,406	$43,665	$146,276	$123,900
Magnetic sensors (“MS”)	109,457	91,837	268,956	275,275
Photonics	586	—	867	—
Wafer foundry products	—	16,634	—	49,622
Distribution of Sanken products	—	7,666	—	26,688

Total net sales	$164,449	$159,802	$416,099	$475,485

Net sales by geography:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Americas:
United States	$23,934	$27,498	$57,892	$86,746
Other Americas	5,620	4,722	10,797	15,930
EMEA:
Europe	28,239	24,341	70,459	76,622
Asia:
Japan	26,439	46,010	72,570	131,950
Greater China	46,172	35,284	116,178	95,244
South Korea	17,606	14,119	43,733	41,413
Other Asia	16,439	7,828	44,470	27,580

Total net sales	$164,449	$159,802	$416,099	$475,485

The Company recognizes sales net of returns, credits issued, price protection adjustments and stock rotation rights. At December 25, 2020 and March 27, 2020, these adjustments were $16,574 and $17,473, respectively, and were netted against trade accounts receivable in the unaudited consolidated balance sheets. These amounts represent activity of credits of $899 and $815 for the nine-month periods ended December 25, 2020 and December 27, 2019, respectively.

Unsatisfied performance obligations primarily represent contracts for products with future delivery dates. The Company elected to not disclose the amount of unsatisfied performance obligations as these contracts have original expected durations of less than one year.

3. Revenue from Contracts with Customers

The Company generates revenue from the sale of magnetic sensor integrated circuits (“ICs”), application-specific analog power semiconductors, wafer foundry products and from the sale of Sanken related products. The following table summarizes net sales disaggregated by core end market and application, by product and by geography for the fiscal year ended March 27, 2020. The categorization of net sales by core end market and application is determined using various characteristics of the product and the application into which the Company’s product will be incorporated. The categorization of net sales by geography is determined based on the location the products are being shipped to.

Net sales by core end market and application:

Fiscal Year Ended March 27, 2020
Core end market:
Automotive	$395,277
Industrial	78,399
Other	68,622
Other applications:
Wafer foundry products	72,370
Distribution of Sanken products	35,421

Total net sales	$650,089

Net sales by product:

Fiscal Year Ended March 27, 2020
Power integrated circuits (‘PIC”)	$165,911
Magnetic sensors (“MS”)	376,387
Wafer foundry products	72,370
Distribution of Sanken products	35,421

Total net sales	$650,089

Net sales by geography:

Fiscal Year Ended March 27, 2020
Americas:
United States	$119,139
Other Americas	20,883
EMEA:
Europe	110,126
Asia:
Japan	184,557
Greater China	121,807
South Korea	54,707
Other Asia	38,870

Total net sales	$650,089

The Company recognizes sales net of returns, credits issued, price protection adjustments and stock rotation rights. For the fiscal years ended March 29, 2019 and March 27, 2020, these adjustments were $17,608 and $17,185, respectively and were netted against trade accounts receivables in the consolidated balance sheets.

Unsatisfied performance obligations primarily represent contracts for products with future delivery dates. The Company elected to not disclose the amount of unsatisfied performance obligations as these contracts have original expected durations of less than one year.